Income Taxes (Details)	12 Months Ended									0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum	Dec. 31, 2012 Antigua AND Barbuda	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2011 Sinovac Beijing USD ($)	Jan. 18, 2012 Sinovac Beijing PRC USD ($)	Dec. 31, 2012 Sinovac Beijing PRC	Dec. 31, 2011 Sinovac Beijing PRC	Dec. 31, 2012 Sinovac Beijing PRC Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2011 Sinovac Beijing PRC Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2010 Sinovac Beijing PRC Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2012 Sinovac Beijing PRC If reassessment does not approve preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong USD ($)	Dec. 31, 2012 Sinovac Beijing PRC Future Tax Rate	Dec. 31, 2012 Tangshan Yian PRC	Dec. 31, 2012 Sinovac R&D PRC	Dec. 31, 2012 Sinovac Dalian PRC	Dec. 31, 2012 PRC subsidiaries USD ($)	Dec. 31, 2012 PRC subsidiaries CNY
Income Taxes
Unified income tax rate (as a percent)				25.00%														25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)											15.00%	15.00%					15.00%
Period after which preferential income tax rates need to be reviewed											3 years
Withholding income tax
Withholding tax rate on dividends paid by mainland PRC resident company to beneficial owner that is a resident of Hong Kong and that directly owns less than 25 percent of the PRC company paying the dividend (as a percent)						10.00%
Withholding tax rate on dividends paid by mainland PRC resident company to beneficial owner that is a resident of Hong Kong and that directly owns at least 25 percent of the PRC company paying the dividend (as a percent)						5.00%							5.00%	5.00%	5.00%
Beneficial ownership percentage of foreign invested enterprises by Hong Kong resident company to qualify for lower 5% dividend tax rate					25.00%
Period for withholding tax rate on dividend distributed by foreign-invested enterprises to its direct holding company in Hong Kong (in years)													3 years
Decrease in withholding tax recovery on dividend distributed																$ 866,693
Increase in basic and diluted loss per common share (in dollars per share)																$ (0.02)
Withholding taxes paid on dividend declared to Sinovac Hong Kong										865,100
Deferred tax liability related to withholding tax
Income taxes attributed to the operations in China
Current	866,693	(2,221,408)	(1,004,607)
Deferred	17,204	(2,845,195)	1,708,489
Total income tax expense (recovery)	883,897	(5,066,603)	703,882
Reconciliation of income taxes
Income taxes on dividend and interest income received from subsidiary	866,693	(725,015)	420,237
Tax loss of subsidiaries at higher rate in China	3,094,946	2,055,694	1,897,897
Tax loss (Income) of the subsidiary (Sinovac Beijing) at lower rate in China	1,007,591	(1,651,243)	(901,804)
Changes in tax benefits not recognized	(5,314,224)	(4,327,094)	(2,172,278)
Non-deductible expenses	1,050,715	(206,641)	(13,800)
Future tax rate difference on current timing differences		(432,924)	1,487,233
Others	178,176	220,620	(13,603)
Total income tax expense (recovery)	883,897	(5,066,603)	703,882
Tax effects of temporary differences giving rise to deferred tax assets
Tax losses carried forward	10,315,232	2,055,694
Tax on accounts receivable provision	511,812	630,970
Excess of tax cost over net book value of certain assets	1,694,015	2,898,123
Less: valuation allowance	(12,075,470)	(5,165,673)
Total deferred tax assets	445,589	419,114
Total deferred tax assets-long term	445,589	419,114
Carry forward of tax losses
Deferred tax benefit on temporary difference due to excess of the tax base of the land use rights, and licenses over the carrying value	445,589	419,114
Tax losses carried forward																					$ 48,196,088	300,266,450
Period over which tax losses can be carried forward																					5 years	5 years